Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
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Schedule of Subsidiaries, VIEs and VIEs' Subsidiaries
As of December 31, 2025, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Beijing Leguanxing Information Technology Co., Ltd. (“Leguanxing”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
SpaceCape Technology Pte. Ltd.
DeepMatch Technology Pte.Ltd.
HAPPN
Ruby 14 Investment Pte. Ltd.
Hello Planet Pte.
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Beijing Top Maker Culture Co, Ltd. (“Beijing Top Maker”) *
Beijing Perfect Match Technology Co, Ltd. (“Beijing Perfect Match”) *
SpaceTime (Beijing) Technology Co, Ltd. (“SpaceTime Beijing”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Tianjin Apollo Exploration Culture Co., Ltd. (“Tantan Apollo”) *
Hainan Miaoka Network Technology Co., Ltd. (“Miaoka”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	1,060,972	715,383
Short-term deposits	—	150,000

Other current assets	519,462	502,995
Total current assets	1,580,434	1,368,378
Long-term deposits	150,000	—
Long-term investments	182,002	153,984
Other non-current assets	184,053	150,794

Total assets	2,096,489	1,673,156

Accounts payable	510,373	466,625
Deferred revenue	394,895	396,719
Other current liabilities	372,044	307,567

Total current liabilities	1,277,312	1,170,911
Other non-current liabilities	9,492	3,245

Total liabilities	1,286,804	1,174,156

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	11,203,950	9,392,080	8,367,094
Net income	4,179,878	3,117,577	3,028,247
Net cash provided by operating activities	4,118,893	3,347,280	2,967,161
Net cash provided by investing activities	726,076	2,050	750
Net cash provided by financing activities	—	—	—